Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit after tax	£ 1,394	£ 1,384	£ 471
Movement in fair value reserve (debt instruments):
- Change in fair value	(278)	(111)	114
- Income statement transfers	247	110	(107)
- Taxation	11	(2)	(2)
Other comprehensive income, fair value reserve (debt instruments)	(20)	(3)	5
Cash flow hedges:
- Effective portion of changes in fair value	425	(873)	971
- Income statement transfers	(2,129)	358	(809)
- Taxation	469	141	(52)
Other comprehensive income, cash flow hedges, total	(1,235)	(374)	110
Currency translation on foreign operations	0	0	0
Net other comprehensive (expense)/income that may be reclassified to profit or loss subsequently	(1,255)	(377)	115
Pension remeasurement:
- Change in fair value	(722)	1,264	(505)
- Taxation	267	(419)	133
Pension remeasurement, total	(455)	845	(372)
Own credit adjustment:
- Change in fair value	29	0	(3)
- Taxation	(9)	0	0
Own credit adjustment, total	20	0	(3)
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(435)	845	(375)
Total other comprehensive (expense)/income net of tax	(1,690)	468	(260)
Total comprehensive (expense)/income	(296)	1,852	211
Attributable to:
Equity holders of the parent	(296)	1,833	194
Non-controlling interests	0	19	17
Total comprehensive (expense)/income	£ (296)	£ 1,852	£ 211